Document And Entity Information	Sep. 06, 2019
Document Information [Line Items]
Entity Registrant Name	Providence Service Corp
Document Type	8-K
Document Period End Date	Sep. 06, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34221
Entity Tax Identification Number	86-0845127
Entity Address, Address Line One	1275 Peachtree Street, Sixth Floor
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	404
Local Phone Number	888-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PRSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001220754